Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

NOTE 6 — DEBT

Debt consists of the following:

	September 30, 2017	December 31, 2016
	(in thousands)
Senior secured credit facility:
Senior secured term loan A facility	$277,500	$292,500
Senior secured term loan B facility	1,822,250	1,840,750
Senior secured revolving credit facility	—	—
$1,050 million 5.625% senior notes, due 2024	1,050,000	1,050,000
$500 million 4.50% senior notes, due 2026	500,000	500,000
$350 million 4.50% senior notes, due 2028	350,000	—

	3,999,750	3,683,250
Less: Unamortized discount and debt issuance costs	(58,947)	(61,308)

	$3,940,803	$3,621,942

Operating Partnership credit agreement. On the IPO Date, the Operating Partnership entered into a credit agreement, comprised of a $300 million senior secured term loan A facility, a $1.85 billion senior secured term loan B facility and a $600 million senior secured revolving credit facility. The term loan B facility was issued at 99.75% to initial lenders. The term loan facilities are subject to amortization of principal in equal quarterly installments, with 5.0% of the initial aggregate principal amount of the term loan A facility and 1.0% of the initial aggregate principal amount of the term loan B facility to be payable each year. The term loan facilities were recorded at cost net of the original issue discount and related borrowing costs. The related original issue discount and the borrowing costs are amortized over the term of the borrowing. The revolving credit facility is recorded at cost. The borrowing costs were capitalized as a component of prepaid expenses and other assets and are amortized over the term of the credit facility. The revolving credit facility and term loan A facility bore interest at LIBOR plus 2.75% for the first six months, and thereafter the interest rate is determined by reference to a total net leverage ratio pricing grid which would result in an interest rate of LIBOR plus 2.25% to 2.75%. The term loan B facility initially bore interest at LIBOR plus 3.25% with a LIBOR floor of 0.75%. On October 26, 2016, the Operating Partnership completed a re-pricing at par of its $1.84 billion term loan B facility. As a result of the re-pricing, the term loan B facility bore interest at LIBOR plus 2.75%, with a LIBOR floor of 0.75%. In February 2017, MGP’s corporate family rating was upgraded which resulted in the Operating Partnership receiving a further reduction in pricing to LIBOR plus 2.50%, with a LIBOR floor of 0.75%. On May 1, 2017, the Company completed another re-pricing of the Operating Partnership’s term loan B facility. As a result of this re-pricing, the term loan B facility bears interest at LIBOR plus 2.25%, with a LIBOR floor of 0%. The revolving credit facility and the term loan A facility will mature in 2021 and the term loan B facility will mature in 2023. As of September 30, 2017, no amounts were drawn on the revolving credit facility. At September 30, 2017, the interest rate on the term loan A facility was 3.99% and the interest rate on the term loan B facility was 3.49%. See Note 7 for further discussion of the Company’s interest rate swap agreements related to the term loan B facility.

The credit agreement contains customary representations and warranties, events of default and positive and negative covenants. These covenants are subject to a number of important exceptions and qualifications, including, with respect to the restricted payments covenant, the ability to make unlimited restricted payments to maintain the REIT status of MGP. The revolving credit facility and term loan A facility also require the Operating Partnership to maintain compliance with a maximum secured net debt to adjusted total asset ratio, a maximum total net debt to adjusted asset ratio and a minimum interest coverage ratio, all of which may restrict the Operating Partnership’s ability to incur additional debt to fund its obligations in the near term. As of September 30, 2017, the Operating Partnership was required to have a senior secured net debt to adjusted total assets ratio of not more than 0.40 to 1.00, a total net debt to adjusted total assets ratio of not more than 0.60 to 1.00, and an interest coverage ratio of not less than 2.00 to 1.00. The Operating Partnership was in compliance with its financial covenants at September 30, 2017.

The revolving credit facility and the term loan facilities are both guaranteed by each of the Operating Partnership’s existing and subsequently acquired direct and indirect wholly owned material domestic restricted subsidiaries, and secured by a first priority lien security interest on substantially all of the Operating Partnership’s and such restricted subsidiaries’ material assets, including mortgages on its real estate, subject to customary exclusions.

Operating Partnership senior notes. On April 20, 2016, a wholly owned subsidiary of the Operating Partnership issued $1.05 billion in aggregate principal amount of 5.625% senior notes due 2024 and on the IPO Date, the Operating Partnership entered into a supplemental indenture through which it assumed the obligations under the senior notes from such subsidiary (which merged into the Operating Partnership on such date). The senior notes will mature on May 1, 2024. Interest on the senior notes is payable on May 1 and November 1 of each year, commencing on November 1, 2016.

On August 12, 2016, the Operating Partnership issued $500 million in aggregate principal amount of 4.500% senior notes due 2026. The senior notes will mature on September 1, 2026. Interest on the senior notes is payable on March 1 and September 1 of each year, commencing on March 1, 2017.

On September 7, 2017, the Operating Partnership issued $350 million in aggregate principal amount of 4.500% senior notes due 2028. The senior notes will mature on January 15, 2028. Interest on the senior notes is payable on January 15 and July 15 of each year, commencing on January 15, 2018.

Each series of the Operating Partnership’s senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior basis by all of the Operating Partnership’s subsidiaries that guarantee the Operating Partnership’s credit facilities, other than MGP Finance Co-Issuer, Inc., which is a co-issuer of the senior notes. The Operating Partnership may redeem all or part of the senior notes at a redemption price equal to 100% of the principal amount of the senior notes plus, to the extent the Operating Partnership is redeeming senior notes prior to the date that is three months prior to their maturity date, an applicable make whole premium, plus, in each case, accrued and unpaid interest. The indentures governing the senior notes contain customary covenants and events of default. These covenants are subject to a number of important exceptions and qualifications set forth in the applicable indentures governing the senior notes, including, with respect to the restricted payments covenants, the ability to make unlimited restricted payments to maintain the REIT status of MGP.

Maturities of debt. Maturities of the principal amount of the Company’s debt as of September 30, 2017 are as follows:

Year ending December 31,	(in thousands)
2017	$8,375
2018	33,500
2019	33,500
2020	33,500
2021	247,250
2022	18,500
Thereafter	3,625,125

$3,999,750

NOTE 6 — DEBT

Debt consists of the following:

December 31, 2016
(in thousands)
Senior secured credit facility:
Senior secured term loan A facility	$292,500
Senior secured term loan B facility	1,840,750
Senior secured revolving credit facility	—
$1,050 million 5.625% senior notes, due 2024	1,050,000
$500 million 4.50% senior notes, due 2026	500,000

3,683,250
Less: Unamortized discount and debt issuance costs	(61,308)

$3,621,942

Operating Partnership bridge facilities. In connection with the Formation Transactions, MGM borrowed $4.0 billion under certain bridge facilities, which were subsequently contributed to the Operating Partnership pursuant to the MCA. The Operating Partnership repaid the bridge facilities with a combination of proceeds from its financing transactions described below and the proceeds from MGP’s initial public offering. In connection with the Borgata Transaction, MGM borrowed $545 million under certain bridge facilities, which were subsequently contributed to the Operating Partnership. The Operating Partnership repaid the bridge facilities with a combination of cash on hand and a draw down on its revolving credit facility, which it subsequently refinanced with proceeds from the offering of its senior notes due 2026.

Operating Partnership credit agreement. The Operating Partnership entered into a credit agreement, comprised of a $300 million senior secured term loan A facility, a $1.85 billion senior secured term loan B facility and a $600 million senior secured revolving credit facility. The term loan facilities are subject to amortization of principal in equal quarterly installments, with 5.0% of the initial aggregate principal amount of the term loan A facility and 1.0% of the initial aggregate principal amount of the term loan B facility to be payable each year. The term loan facilities were recorded at cost net of the original issue discount and related borrowing costs. The related original issue discount and the borrowing costs are amortized over the term of the borrowing. The revolving credit facility is recorded at cost. The related borrowing costs were capitalized as a component of prepaid expenses and other assets and are amortized over the term of the credit facility. The revolving credit facility and term loan A facility bear interest at LIBOR plus 2.75% for the first six months, and thereafter the interest rate will be determined by reference to a total net leverage ratio pricing grid which would result in an interest rate of LIBOR plus 2.25% to 2.75%. The term loan B facility initially bore interest at LIBOR plus 3.25% with a LIBOR floor of 0.75%. On October 26, 2016, the Operating Partnership completed a re-pricing at par of its $1.84 billion term loan B facility. As a result of the re-pricing, the term loan B facility bears interest at LIBOR plus 2.75%, with a LIBOR floor of 0.75%. In February 2017, MGP’s corporate family rating was upgraded which resulted in the Operating Partnership receiving a further reduction in pricing to LIBOR plus 2.50%, with a LIBOR floor of 0.75%. The term loan B facility was issued at 99.75% to initial lenders. The revolving credit facility and the term loan A facility will mature in 2021 and the term loan B facility will mature in 2023. As of December 31, 2016, no amounts were drawn on the revolving credit facility. At December 31, 2016, the interest rate on the term loan A facility was 3.52% and the interest rate on the term loan B facility was 3.52%. See Note 7 for further discussion of interest rate swap agreements.

The credit agreement contains customary covenants that, among other things, limit the ability of the Operating Partnership and its restricted subsidiaries to: (i) incur additional indebtedness; (ii) merge with a third party or engage in other fundamental changes; (iii) make restricted payments; (iv) enter into, create, incur or assume any liens; (v) make certain sales and other dispositions of assets; (vi) enter into certain transactions with affiliates; (vii) make certain payments on certain other indebtedness; (viii) make certain investments; and (ix) incur restrictions on the ability of restricted subsidiaries to make certain distributions, loans or transfers of assets to the Operating Partnership or any restricted subsidiary. These covenants are subject to a number of important exceptions and qualifications, including, with respect to the restricted payments covenant, the ability to make unlimited restricted payments to maintain the REIT status of MGP. The revolving credit facility and term loan A facility also require the Operating Partnership to maintain compliance with a maximum secured net debt to adjusted total asset ratio, a maximum total net debt to adjusted asset ratio and a minimum interest coverage ratio, all of which may restrict the Operating Partnership’s ability to incur additional debt to fund its obligations in the near term. As of December 31, 2016, the Operating Partnership was required to have a senior secured net debt to adjusted total assets ratio of not more than 0.40 to1.00, a total net debt to adjusted total assets ratio of not more than 0.65 to 1.00, and an interest coverage ratio of not less than 2.00 to 1.00. The Operating Partnership was in compliance with its credit agreement covenants at December 31, 2016.

The credit agreement also provides for customary events of default, including, without limitation, (i) payment defaults, (ii) inaccuracies of representations and warranties, (iii) covenant defaults, (iv) cross-defaults to certain other indebtedness in excess of specified amounts, (v) certain events of bankruptcy and insolvency, (vi) judgment defaults in excess of specified amounts, (vii) actual or asserted invalidity or impairment of any loan documentation, (viii) the security documents cease to create a valid and perfected first priority lien on any material portion of the collateral, (ix) ERISA defaults, (x) termination of the Master Lease and (xi) change of control. The revolving credit facility and the term loan facilities are both guaranteed by each of the Operating Partnership’s existing and subsequently acquired direct and indirect wholly owned material domestic restricted subsidiaries, and secured by a first priority lien security interest on substantially all of the Operating Partnership’s and such restricted subsidiaries’ material assets, including mortgages on its real estate, subject to customary exclusions.

Operating Partnership senior notes. On April 20, 2016, a wholly owned subsidiary of the Operating Partnership issued $1.05 billion in aggregate principal amount of 5.625% senior notes due May 1, 2024 and on the IPO Date, the Operating Partnership entered into a supplemental indenture through which it assumed the obligations under the senior notes from such subsidiary (which merged into the Operating Partnership on such date). Interest on the senior notes is payable on May 1 and November 1 of each year, commencing on November 1, 2016. The senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior basis by all of the Operating Partnership’s subsidiaries that guarantee the Operating Partnership’s credit facilities, other than MGP Finance Co-Issuer, Inc., which is a co-issuer of the senior notes. The Operating Partnership may redeem all or part of the senior notes at a redemption price equal to 100% of the principal amount of the senior notes plus, to the extent the Operating Partnership is redeeming senior notes prior to the date that is three months prior to their maturity date, an applicable make whole premium, plus, in each case, accrued and unpaid interest.

On August 12, 2016, the Operating Partnership issued $500 million in aggregate principal amount of 4.500% senior notes due September 1, 2026. Interest on the senior notes is payable on March 1 and September 1 of each year, commencing on March 1, 2017. The senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior basis by all of the Operating Partnership’s subsidiaries that guarantee the Operating Partnership’s credit facilities, other than MGP Finance Co-Issuer, Inc., which is a co-issuer of the senior notes. The Operating Partnership may redeem all or part of the senior notes at a redemption price equal to 100% of the principal amount of the senior notes plus, to the extent the Operating Partnership is redeeming senior notes prior to the date that is three months prior to their maturity date, an applicable make whole premium, plus, in each case, accrued and unpaid interest.

The indentures governing the senior notes contain customary covenants that limit the Operating Partnership’s ability and, in certain instances, the ability of its subsidiaries, to borrow money, create liens on assets, make distributions and pay dividends on or redeem or repurchase Operating Partnership units, make certain types of investments, sell stock in certain subsidiaries, enter into agreements that restrict dividends or other payments from subsidiaries, enter into transactions with affiliates, issue guarantees of debt, and sell assets or merge with other companies. These limitations are subject to a number of important exceptions and qualifications set forth in the applicable indentures governing the senior notes, including, with respect to the restricted payments covenants, the ability to make unlimited restricted payments to maintain the REIT status of MGP.

Maturities of debt. Maturities of the principal amount of the Company’s debt as of December 31, 2016 are as follows:

Year ending December 31,	(in thousands)
2017	$41,875
2018	33,500
2019	33,500
2020	33,500
2021	247,250
Thereafter	3,293,625

$3,683,250